Fair Value (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Beginning balance	$ 414,000
Ending Balance		$ 414,000
Other real estate owned [Member]
Beginning balance	414,000	472,500
Additions	0	0
Advances	0	0
Write-downs		(58,500)
Loan loss provision	0	0
Principal payments received	0	0
Ending Balance	414,000	414,000
Impaired Loans [Member]
Beginning balance	3,318,577	3,233,283
Additions	667,331	271,580
Advances	221,677	604,695
Write-downs		(230,000)
Loan loss provision	(62,692)	143,044
Principal payments received	(445,026)	(704,025)
Ending Balance	$ 3,699,867	$ 3,318,577